PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2025
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET
Schedule of prepaid expenses and other current assets, net

	As of December 31,
	2024	2025
	RMB	RMB	US$
Deductible input VAT	1,444,655	1,814,249	258,945
Prepaid rental and deposits	224,007	332,643	47,478
Prepayments for materials and advertising fees	127,157	124,360	17,750
Prepaid operating expenses	85,212	117,418	16,759
Interest receivables	19,589	84,481	12,058
Others	37,434	47,506	6,780

	1,938,054	2,520,657	359,770